Contract Acquisition Costs, net	12 Months Ended
Dec. 31, 2014
Contract Acquisition Costs, net
Note 11	Contract Acquisition Costs, net

Significant components of contract acquisition costs as of December 31, 2014 and 2013 are summarized as follows:

(in thousands)	2014	2013
Conversion costs, net	$159,339	112,177
Payments for processing rights, net	76,966	72,651

Total	$236,305	184,828

Amortization expense related to contract acquisition cost for the years ended December 31, 2014, 2013 and 2012 are as follows:

(in thousands)	2014	2013	2012
Amortization expense related to:
Conversion costs	$17,816	19,515	24,014
Payments for processing rights	16,209	13,099	13,290

The weighted average useful life for each component of contract acquisition costs, and in total, as of December 31, 2014 is as follows:

Weighted Average Amortization Period (Yrs)
Payments for processing rights	14.5
Conversion costs	12.3

Total	13.4

Estimated future amortization expense of conversion costs and payments for processing rights as of December 31, 2014 for the next five years is:

(in thousands)	Conversion Costs	Payments for Processing Rights
2015	$30,060	16,897
2016	28,598	13,797
2017	26,210	11,691
2018	23,687	10,229
2019	20,715	8,322